SUPPLEMENTAL DISCLOSURES ON STATEMENTS OF CASH FLOWS (Disclosure of supplemental disclosure of cash flow) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Supplemental of cash flow informations [abstract]
Accounts and other receivables	$ (906,215)	$ 272,478
Inventories	397,476	(70,251)
Prepaids and deposits	187,707	728,211
Accounts payable and accrued liabilities	1,797,002	(15,549)
Net change in non-cash working capital balances	1,475,970	914,889
Supplementary disclosures:
Change in accounts payable relating to property and equipment	$ 0	$ (105,264)